Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [Abstract]
Revenue		$ 49,840,288	$ 31,840,588	$ 79,874,727
Cost of sales		(41,487,972)	(26,384,219)	(78,410,244)
Gross profit		8,352,316	5,456,369	1,464,483
Other income		69,113	71,408	16,636
Other losses, net		(107,384)	(342,954)	(98,650)
Distribution and selling expenses		(2,651,904)	(58,981)	(721,388)
Administrative expenses		(1,830,214)	(2,076,876)	(56,043,741)
Profit /(loss) from operations		3,831,927	3,048,966	(55,382,660)
Finance costs		(13,895)	(5,187)
Profit /(loss) before tax		3,818,032	3,043,779	(55,382,660)
Income tax expense		(744,225)		(621)
Profit/(loss) before discontinued operations		3,073,807	3,043,779	(55,383,281)
Discontinued operations:
Discontinued operations loss				(8,915,414)
Loss on disposal of discontinued operations				(9,193,736)
Profit/(loss) for the year		3,073,807	3,043,779	(73,492,431)
Non-controlling interest		(27)
Profit/(loss) attributed to shareholders		3,073,834	3,043,779	(73,492,431)
Other comprehensive loss
- currency translation differences		(472,993)	(214,977)	(402,573)
Total comprehensive income/(loss) for the year		$ 2,600,841	$ 2,828,802	$ (73,895,004)
Profit/(loss) per share of common stock attributable to the Company
- Basic (in Dollars per share)	[1],[2]	$ 1.81	$ 2.01	$ (174.82)
- Diluted (in Dollars per share)	[1],[2]	$ 0.86	$ 1.91	$ (174.82)
Weighted average shares outstanding:
- Basic (in Shares)	[1],[2]	1,699,165	1,515,809	420,387
- Diluted (in Shares)	[1],[2]	3,568,665	1,591,559	420,387

[1]	The Company effected a 1:10 reverse stock split on April 26, 2023 and a 1:4 reverse stock split on January 8, 2025, as a result, the basic and diluted shares and per share number for all years presented here are adjusted retrospectively.
[2]	The Company effected a 1:4 reverse stock split on January 8, 2025, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.